As filed with the Securities and Exchange Commission on August 21, 2024

Securities Act Registration No. 333-171987
Investment Company Act Registration No. 811-22524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 168	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 169	☒

PRECIDIAN ETFs TRUST
(Exact Name of Registrant as Specified in Charter) 301 S. State Street, Suite N002 Newtown, PA 18940 (908) 781-0560 (Address and Telephone Number of Principal Executive Offices)

Mark Criscitello
301 S. State Street, Suite N002 Newtown, PA 18940
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On August 28, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until August 28, 2024, the effectiveness of the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement.  Post-Effective Amendment No. 49 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund. Parts A and B of the Registrant’s Post-Effective Amendment No. 72, filed on June 1, 2018, are incorporated herein by reference. Part C of the Registrant’s Post-Effective Amendment No. 49, filed on June 14, 2017, is incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 168 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newtown and State of Pennsylvania on the 21st day of August, 2024.

PRECIDIAN ETFS TRUST

By:	/s/ Daniel J. McCabe
Daniel J. McCabe President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 168 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Mark S. Criscitello	Trustee	August 21, 2024
Mark S. Criscitello

	*	Trustee	August 21, 2024
John V. Sinon

	*	Trustee	August 21, 2024
Dennis J. DeCore

	/s/ Daniel J. McCabe	President	August 21, 2024
	Daniel J. McCabe	(Principal Executive Officer)

	/s/ Joshua Hunter	Chief Financial Officer and Treasurer	August 21, 2024
	Joshua Hunter	(Principal Financial Officer)

*By:	/s/ Daniel J. McCabe
Daniel J. McCabe Attorney in fact

*   An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.